Mineral Property Plant and Equipment (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ROU Assets[member]
Statement [Line Items]
Depreciation	$ 192	$ 235